UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21405

                           TrendStar Investment Trust
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

TrendStar Advisors, LLC, 7300 College Park Blvd., Suite 308,
Overland Park, KS 66210
------------------------------------------------------------------------------
            (Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code:  913-661-2900

Date of fiscal year end:      9/30

Date of reporting period:  12/31/04


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

TRENDSTARSM FUNDS
TRENDSTARSM SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS - 98.60%                                                              SHARES                  VALUE
                                                                                 --------------       ------------------

AEROSPACE & DEFENSE - 2.27%
Mercury Computer Systems, Inc. (a)                                                      85,091          $     2,525,501
                                                                                                      ------------------

AIRLINES - 2.23%
JetBlue Airways Corp. (a)                                                              107,000                2,484,540
                                                                                                      ------------------

AUTOMOBILES - 2.79%
Monaco Coach Corp.                                                                     150,800                3,101,956
                                                                                                      ------------------

BIOTECHNOLOGY - 0.35%
Techne Corp. (a)                                                                        10,100                  392,890
                                                                                                      ------------------

CAPITAL MARKETS - 2.31%
Waddell & Reed Financial, Inc.                                                         107,500                2,568,175
                                                                                                      ------------------

CHEMICALS - 0.62%
Cambrex Corp.                                                                           25,500                  691,050
                                                                                                      ------------------

COMMERCIAL BANKS - 5.22%
Boston Private Financial Holdings Corp.                                                 98,500                2,774,745
Wilmington Trust Corp.                                                                  83,900                3,032,985
                                                                                                      ------------------
                                                                                                              5,807,730
                                                                                                      ------------------

COMMUNICATIONS EQUIPMENT - 2.97%
Adaptec, Inc. (a)                                                                       81,500                  618,585
Black Box Corp.                                                                         55,931                2,685,807
                                                                                                      ------------------
                                                                                                              3,304,392
                                                                                                      ------------------

COMMERCIAL SERVICES & SUPPLIES - 0.67%
Sourcecorp, Inc. (a)                                                                    39,081                  746,838
                                                                                                      ------------------

DIVERSIFIED FINANCIAL SERVICES - 2.05%
W.P. Stewart & Co., Ltd.                                                                96,400                2,280,824
                                                                                                      ------------------

ELECTRICAL EQUIPMENT - 1.58%
Intermagnetics General Corp. (a)                                                        69,170                1,757,610
                                                                                                      ------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.91%
Benchmark Electronics, Inc. (a)                                                         74,800                2,550,680
Plexus Corp. (a)                                                                       223,400                2,906,434
                                                                                                      ------------------
                                                                                                              5,457,114
                                                                                                      ------------------

                                       1

TRENDSTARSM FUNDS
TRENDSTARSM SMALL-CAP FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS - 98.60% - CONTINUED                                                  SHARES                  VALUE
                                                                                 --------------       ------------------

FOOD & STAPLES RETAILING - 2.67%
Performance Food Group Co. (a)                                                         110,470          $     2,972,748
                                                                                                      ------------------

HEALTH CARE EQUIPMENT & SUPPLIES - 17.51%
Affymetrix, Inc. (a)                                                                    42,100                1,538,755
Analogic Corp.                                                                          38,295                1,715,233
Biosite Diagnostics, Inc. (a)                                                           36,000                2,215,440
CTI Molecular Imaging, Inc.                                                            187,801                2,664,896
ICU Medical, Inc.                                                                       86,850                2,374,479
Mentor Corp.                                                                            30,900                1,042,566
Molecular Devices Corp. (a)                                                            120,768                2,427,437
PolyMedica Corp.                                                                        74,300                2,770,647
Zoll Medical Corp. (a)                                                                  79,034                2,718,769
                                                                                                      ------------------
                                                                                                             19,468,222
                                                                                                      ------------------

HEALTH CARE PROVIDERS & SERVICES - 18.98%
Accredo Health, Inc. (a)                                                                92,300                2,558,556
Amerigroup Corp. (a)                                                                    42,000                3,177,720
AmSurg Corp. (a)                                                                        97,250                2,872,765
Bradley Pharmaceutical Industries, Inc.                                                 65,600                1,272,640
Cerner Corp. (a)                                                                        40,756                2,166,996
Covance, Inc. (a)                                                                       33,000                1,278,750
Pharmaceutical Product Development, Inc. (a)                                            48,200                1,990,178
Priority Healthcare Corp. - Class B (a)                                                137,200                2,986,844
Renal Care Group, Inc. (a)                                                              77,700                2,796,423
                                                                                                      ------------------
                                                                                                             21,100,872
                                                                                                      ------------------

HOTELS, RESTAURANTS & LEISURE - 2.62%
Aztar Corp (a)                                                                          52,200                1,822,824
CBRL Group                                                                              26,100                1,092,285
                                                                                                      ------------------
                                                                                                              2,915,109
                                                                                                      ------------------

HOUSEHOLD DURABLES - 5.44%
Ethan Allen Interiors, Inc.                                                             71,800                2,873,436
WCI Communities, Inc. (a)                                                              107,900                3,172,260
                                                                                                      ------------------
                                                                                                              6,045,696
                                                                                                      ------------------

IT SERVICES - 5.27%
The BISYS Group, Inc. (a)                                                              139,300                2,291,485
CACI International, Inc. (a)                                                            40,900                2,786,517
Digimarc Corp. (a)                                                                      83,618                  779,320
                                                                                                      ------------------
                                                                                                              5,857,322
                                                                                                      ------------------

MEDIA - 1.91%
Arbitron, Inc. (a)                                                                      54,300                2,127,474
                                                                                                      ------------------

                                       2



TRENDSTARSM FUNDS
TRENDSTARSM SMALL-CAP FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS - 98.60% - CONTINUED                                                  SHARES                  VALUE
                                                                                 --------------       ------------------

PHARMACEUTICALS - 0.75%
Medicis Pharmaceutical Corp.                                                            23,800           $      835,618
                                                                                                      ------------------

SEMICONDUCTORS - 5.40%
DSP Group, Inc. (a)                                                                    102,331                2,285,051
EXAR Corp. (a)                                                                         143,600                2,037,684
Lattice Semiconductor Corp. (a)                                                        294,964                1,681,295
                                                                                                      ------------------
                                                                                                              6,004,030
                                                                                                      ------------------

SEMICONDUCTOR EQUIPMENT - 4.48%
Cabot Microelectronics Corp. (a)                                                        67,800                2,715,390
Photronics Inc. (a)                                                                    137,054                2,261,391
                                                                                                      ------------------
                                                                                                              4,976,781
                                                                                                      ------------------

SOFTWARE - 2.24%
Advent Software, Inc. (a)                                                              121,400                2,486,272
                                                                                                      ------------------

SPECIALTY RETAIL - 3.36%
Barnes & Noble, Inc. (a)                                                                95,500                3,081,785
GameStop                                                                                29,019                  650,317
                                                                                                      ------------------
                                                                                                              3,732,102
                                                                                                      ------------------


TOTAL COMMON STOCKS (COST $99,091,997)                                                                      109,640,866
                                                                                                      ------------------

                                                                                   PRINCIPAL
CASH EQUIVALENTS - 1.66%                                                            AMOUNT
                                                                                 --------------
Huntington Money Market Fund - Investment Shares, 1.06% (b)                        $ 1,847,382           $    1,847,382
                                                                                                      ------------------

TOTAL CASH EQUIVALENTS (COST $1,847,382)                                                                      1,847,382
                                                                                                      ------------------

TOTAL INVESTMENTS (COST $100,939,379) - 100.26%                                                             111,488,248
                                                                                                      ------------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.26)%                                                                (285,920)
                                                                                                      ------------------

TOTAL NET ASSETS - 100.00%                                                                               $  111,202,328
                                                                                                      ==================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.

TAX RELATED
Unrealized appreciation                                                                                  $   12,982,365
Unrealized depreciation                                                                                      (2,433,496)
                                                                                                      ------------------
Net unrealized appreciation                                                                              $   10,548,869
                                                                                                      ==================

Aggregate cost of securities for income tax purposes                                                     $  100,939,379
                                                                                                      ==================

                                       3



RELATED FOOTNOTES - (UNAUDITED)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the
"Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor
believes  such  prices  accurately   reflect  the  fair  market  value  of  such
securities.  A pricing service  utilizes  electronic data processing  techniques based on yield spreads  relating to securities with similar  characteristics  to determine prices for normal institutional-size  trading units of debt securities without  regard  to sale or bid  prices.  If the  Advisor  decides  that a price provided  by the pricing  service  does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available from a pricing service, or when restricted or illiquid securities are being valued,  securities are valued at fair value as determined in good faith by the Advisor,  subject to review of the Board.  Short term  investments  in fixed income  securities  with maturities of less than 60 days when acquired,  or which subsequently are within
60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Other - Security transactions are recorded on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


                                       4

TRENDSTARSM FUNDS
TRENDSTARSM AMERICAN ENDEAVOR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS - 99.65%                                                              SHARES                  VALUE
                                                                                 --------------       ------------------

AUTO COMPONENTS - 4.07%
Johnson Controls, Inc.                                                                   8,600          $       545,584
Lear Corp.                                                                               4,500                  274,545
Gentex Corp.                                                                             4,600                  170,292
                                                                                                      ------------------
                                                                                                                990,421
                                                                                                      ------------------

BEVERAGES - 3.70%
Coca-Cola Co.                                                                            7,200                  299,736
PepsiCo, Inc.                                                                           11,500                  600,300
                                                                                                      ------------------
                                                                                                                900,036
                                                                                                      ------------------

CAPITAL MARKETS - 2.95%
Goldman Sachs Group, Inc.                                                                6,900                  717,876
                                                                                                      ------------------

CHEMICALS - 3.13%
Sigma Aldrich Corp.                                                                     12,600                  761,796
                                                                                                      ------------------

COMMUNICATIONS EQUIPMENT - 4.56%
Black Box Corp.                                                                          9,300                  446,586
Cisco Systems, Inc. (a)                                                                 34,300                  661,990
                                                                                                      ------------------
                                                                                                              1,108,576
                                                                                                      ------------------

COMPUTERS & PERIPHERALS - 4.01%
Dell, Inc. (a)                                                                          17,800                  750,092
Sandisk Corp. (a)                                                                        9,000                  224,730
                                                                                                      ------------------
                                                                                                                974,822
                                                                                                      ------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.62%
Jabil Circuit, Inc. (a)                                                                 24,900                  636,942
                                                                                                      ------------------

FOOD PRODUCTS - 6.68%
H.J. Heinz Co.                                                                           2,200                   85,778
Sara Lee Corp.                                                                          32,500                  784,550
Wrigley, William Jr. Co.                                                                10,900                  754,171
                                                                                                      ------------------
                                                                                                              1,624,499
                                                                                                      ------------------

                                       5

TRENDSTARSM FUNDS
TRENDSTARSM AMERICAN ENDEAVOR FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS - 99.65% - CONTINUED                                                  SHARES                  VALUE
                                                                                 --------------       ------------------

HEALTH CARE EQUIPMENT & SUPPLIES - 6.34%
Bard C.R. Inc.                                                                          13,200           $      844,536
Becton Dickinson & Co.                                                                  12,300                  698,640
                                                                                                      ------------------
                                                                                                              1,543,176
                                                                                                      ------------------

HOTELS, RESTAURANTS & LEISURE - 7.51%
McDonald's Corp.                                                                        30,500                  977,830
Yum!  Brands, Inc.                                                                      18,000                  849,240
                                                                                                      ------------------
                                                                                                              1,827,070
                                                                                                      ------------------

HOUSEHOLD PRODUCTS - 5.76%
Colgate-Palmolive Co.                                                                   12,200                  624,152
Kimberly-Clark Corp.                                                                    11,800                  776,558
                                                                                                      ------------------
                                                                                                              1,400,710
                                                                                                      ------------------

INSURANCE - 5.99%
AFLAC, Inc.                                                                             19,600                  780,864
American International Group, Inc.                                                      10,300                  676,401
                                                                                                      ------------------
                                                                                                              1,457,265
                                                                                                      ------------------

PAPER PRODUCTS - 0.05%
Neenah Paper, Inc.                                                                         357                   11,657
                                                                                                      ------------------

PERSONAL PRODUCTS - 2.82%
The Gillette Co.                                                                        15,300                  685,134
                                                                                                      ------------------

PHARMACEUTICALS - 9.66%
Johnson & Johnson                                                                       13,500                  856,170
Merck & Co., Inc.                                                                       13,200                  424,248
Pfizer, Inc.                                                                             7,100                  190,919
Schering-Plough Corp.                                                                   17,600                  367,488
Wyeth                                                                                   12,000                  511,080
                                                                                                      ------------------
                                                                                                              2,349,905
                                                                                                      ------------------

SEMICONDUCTORS - 10.09%
Altera Corp. (a)                                                                        35,000                  724,500
EXAR Corp. (a)                                                                          39,100                  554,829
Intel Corp.                                                                             26,200                  612,818
Intersil Holding Corp.                                                                  33,600                  562,464
                                                                                                      ------------------
                                                                                                              2,454,611
                                                                                                      ------------------

SEMICONDUCTOR EQUIPMENT - 7.83%
Applied Materials, Inc. (a)                                                             39,600                  677,160
MKS Instruments, Inc. (a)                                                               34,200                  634,410
Novellus Systems, Inc. (a)                                                              21,300                  594,057
                                                                                                      ------------------
                                                                                                              1,905,627
                                                                                                      ------------------

                                       6

TRENDSTARSM FUNDS
TRENDSTARSM AMERICAN ENDEAVOR FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS - 99.65% - CONTINUED                                                  SHARES                  VALUE
                                                                                 --------------       ------------------

SOFTWARE - 6.40%
Microsoft Corp.                                                                         31,700          $       846,707
Symantec Corp. (a)                                                                       6,396                  164,761
Synopsys, Inc. (a)                                                                      27,800                  545,436
                                                                                                      ------------------
                                                                                                              1,556,904
                                                                                                      ------------------

SPECIALTY RETAIL - 5.48%
Tiffany & Co.                                                                           17,000                  543,490
Weight Watchers International, Inc. (a)                                                 19,200                  788,544
                                                                                                      ------------------
                                                                                                              1,332,034
                                                                                                      ------------------

TOTAL COMMON STOCKS (COST $23,835,604)                                                                       24,239,061
                                                                                                      ------------------

TOTAL INVESTMENTS (COST $23,835,604) - 99.65%                                                                24,239,061
                                                                                                      ------------------

OTHER ASSETS LESS LIABILITIES - 0.35%                                                                            85,565
                                                                                                      ------------------

TOTAL NET ASSETS - 100.00%                                                                               $   24,324,626
                                                                                                      ==================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.

TAX RELATED
Unrealized appreciation                                                                                  $    2,391,513
Unrealized depreciation                                                                                      (1,988,056)
                                                                                                      ------------------
Net unrealized appreciation                                                                              $      403,457
                                                                                                      ==================

Aggregate cost of securities for income tax purposes                                                     $   23,835,604
                                                                                                      ==================

RELATED FOOTNOTES

RELATED FOOTNOTES - (UNAUDITED)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Other - Security transactions are recorded on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 2, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____TrendStar Investment Trust_______________

By       /s/ Thomas W. Laming
*____________________________________________________
                Thomas W. Laming, President

Date_____________February 23, 2005___________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ Thomas W. Laming
*____________________________________________________
             Thomas W. Laming, President

Date______________February 23, 2005__________________

By          /s/ James R. McBride
*____________________________________________________
           James R. McBride, Treasurer

Date______________February 23, 2005__________________